Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER ASSETS [Abstract]
Prepaid Expenses and Other Assets

	As of December 31,
	2023	2024
	$	$

Current
Other receivables	1,153,627	1,113,183
Deferred payment channel costs	197,814	225,856
Taxes receivable	207,172	106,190
Prepaid expenses	111,986	117,635
Securities purchased under agreements to resell	160,289	61,213
Security deposits	14,898	17,179
Others	16,056	20,117

	1,861,842	1,661,373

Non-current
Prepayment of long-lived assets (including renovation-in-progress)	24,318	56,356
Security deposits	41,984	48,453
Deferred payment channel costs	12,089	20,491
Other receivables	2,652	155
Others	6,662	13,384

	87,705	138,839